Offerings	Oct. 08, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	9,911,884
Proposed Maximum Offering Price per Unit	127.05
Maximum Aggregate Offering Price	$ 1,259,304,862.2
Fee Rate	0.01531%
Amount of Registration Fee	$ 192,799.58
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Registrant’s Registration Statement on Form
S-3ASR
(File
No. 333-264093)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).

(2)
Represents up to 9,911,884 shares of Welltower Inc.’s common stock, par value $1.00 per share (“Common Stock”), issuable in exchange for 3.125% Exchangeable Senior Notes due 2029 of Welltower OP LLC, assuming a maximum exchange rate of 9.5767 shares of Common Stock per $1,000 principal amount of notes.

(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high and low prices for the Common Stock reported on the New York Stock Exchange on October [2], 2024.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value per share
Amount Registered | shares	13,559,535
Proposed Maximum Offering Price per Unit	82.69
Maximum Aggregate Offering Price	$ 1,121,237,949.15
Amount of Registration Fee	$ 123,560.43
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Registrant’s Registration Statement on Form
S-3ASR
(File
No. 333-264093)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).

(4)
Represents up to 13,559,535 shares of Common Stock issuable in exchange for 2.750% Exchangeable Senior Notes due 2028 of Welltower OP LLC, assuming a maximum exchange rate of 13.1010 shares of Common Stock per $1,000 principal amount of notes.

(5)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high and low prices for the Common Stock reported on the New York Stock Exchange on August 3, 2023, in connection with the initial registration of these shares of Common Stock on August 9, 2023.